UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   October 26, 2007

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 296152

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adolor                         Common Stock     00724X102     2990   874300 SH       SOLE                   874300
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3201  3173000 SH       SOLE                  3173000
Alaska Communications          Common Stock     01167P101     4816   333300 SH       SOLE                   333300
Allstate                       Common Stock     020002101     4347    76017 SH       SOLE                    76017
Alpha Natural Resources        Common Stock     02076X102     6408   275840 SH       SOLE                   275840
AmSurg Corp.                   Common Stock     03232P405     4459   193275 SH       SOLE                   193275
Anadarko Petroleum             Common Stock     032511107     6317   117530 SH       SOLE                   117530
Analog Devices                 Common Stock     032654105     3718   102808 SH       SOLE                   102808
Apollo Group Inc. CL A         Common Stock     037604105     4582    76175 SH       SOLE                    76175
Arkansas Best                  Common Stock     040790107     4414   135150 SH       SOLE                   135150
Arlington Tanker Ltd           Common Stock     G04899103     7453   302616 SH       SOLE                   302616
Aspreva Pharmaceuticals        Common Stock     04538T109     4788   233350 SH       SOLE                   233350
ATMI Inc.                      Common Stock     00207R101     5263   176900 SH       SOLE                   176900
Avocent Corp                   Common Stock     053893103     4394   150900 SH       SOLE                   150900
Barrett Business Svcs          Common Stock     068463108     3683   154551 SH       SOLE                   154551
Bottomline Technologies        Common Stock     101388106      768    61300 SH       SOLE                    61300
Career Education               Common Stock     141665109     3189   113950 SH       SOLE                   113950
Cascade Microtech              Common Stock     147322101      901    90800 SH       SOLE                    90800
CBS Corp 'B'                   Common Stock     124857202     4211   133698 SH       SOLE                   133698
CEC Entertainment              Common Stock     125137109     5391   200650 SH       SOLE                   200650
Celgene                        Common Stock     151020104     2334    32725 SH       SOLE                    32725
Central Garden & Pet CL A      Common Stock     153527106     6112   680650 SH       SOLE                   680650
Charming Shoppes               Common Stock     161133103     4693   558650 SH       SOLE                   558650
Checkfree                      Common Stock     162813109     5114   109875 SH       SOLE                   109875
Christopher & Banks            Common Stock     171046105     5243   432600 SH       SOLE                   432600
Collegiate Pac 5.75% Conv 12/1 Conv Bond        194589AB3     4141  4195000 SH       SOLE                  4195000
Digi International             Common Stock     253798102     3426   240620 SH       SOLE                   240620
Eagle Bulk Shipping            Common Stock     Y2187A101     7698   299074 SH       SOLE                   299074
Eaton Vance Ltd Duration       Common Stock     27828H105     5630   342845 SH       SOLE                   342845
Enbridge Energy Partners       Common Stock     29250R106     1085    22225 SH       SOLE                    22225
Enterprise Prd Prtners LP      Common Stock     293792107     1005    33225 SH       SOLE                    33225
Epix Pharmaceuticals           Common Stock     26881Q101      877   216068 SH       SOLE                   216068
Exxon Mobil                    Common Stock     30231G102     1150    12420 SH       SOLE                    12420
Felcor Lodging Pfd             Preferred Stock  31430F200     2533   107975 SH       SOLE                   107975
First Mercury Financial        Common Stock     320841109     3906   181600 SH       SOLE                   181600
Forest Laboratories            Common Stock     345838106     5610   150450 SH       SOLE                   150450
Global Payments                Common Stock     37940X102     5455   123350 SH       SOLE                   123350
GMX Resources                  Common Stock     38011M108      720    22375 SH       SOLE                    22375
Haverty Furniture              Common Stock     419596101     2726   310825 SH       SOLE                   310825
Home Diagnostics               Common Stock     437080104     1139   118900 SH       SOLE                   118900
International Rectifier        Common Stock     460254105     5504   166835 SH       SOLE                   166835
Intevac                        Common Stock     461148108     3121   205300 SH       SOLE                   205300
ISIS Pharmaceuticals           Common Stock     464330109     3306   220825 SH       SOLE                   220825
Lattice Semiconductor          Common Stock     518415104     4849  1079900 SH       SOLE                  1079900
Microchip Technology Inc.      Common Stock     595017104     3768   103750 SH       SOLE                   103750
Newport Corp                   Common Stock     651824104     6378   418790 SH       SOLE                   418790
Nighthawk Radiology            Common Stock     65411N105     4566   186300 SH       SOLE                   186300
Omnivision Technologies        Common Stock     682128103     4008   176325 SH       SOLE                   176325
Oplink Communications          Common Stock     68375Q106     4551   333162 SH       SOLE                   333162
Pacer International            Common Stock     69373H106     4989   261916 SH       SOLE                   261916
Paragon Shipping               Common Stock     69913R309      514    30300 SH       SOLE                    30300
Patriot Capital Funding        Common Stock     70335Y104     2161   161654 SH       SOLE                   161654
Petsmart                       Conv Bond        716768106     3430   107525 SH       SOLE                   107525
Pharmerica                     Common Stock     71744F104     3132   209950 SH       SOLE                   209950
Plains All Amern Pipeline LP   Common Stock     726503105     4604    84488 SH       SOLE                    84488
PowerShares Consumer Discr     Common Stock     73935X419      342    12920 SH       SOLE                    12920
PowerShares Healthcare         Common Stock     73935X351      650    22135 SH       SOLE                    22135
Precision Drilling             Common Stock     740215108     3581   186981 SH       SOLE                   186981
Radyne                         Common Stock     750611402      927    87750 SH       SOLE                    87750
Salix Pharmaceuticals          Common Stock     795435106     4603   370623 SH       SOLE                   370623
Ship Finance Intl              Common Stock     G81075106     6680   254275 SH       SOLE                   254275
Sport Supply Group             Common Stock     194589206      989   110050 SH       SOLE                   110050
Standard Microsystems          Common Stock     853626109     6457   168075 SH       SOLE                   168075
Sterling Bancshares            Common Stock     858907108     4916   430850 SH       SOLE                   430850
Symmetry Medical               Common Stock     871546206     4282   256400 SH       SOLE                   256400
Syneron Medical                Common Stock     M87245102     5246   221925 SH       SOLE                   221925
Synovus Financial              Common Stock     87161C105     7010   249900 SH       SOLE                   249900
TEPPCO Partners LP             Common Stock     872384102      940    24693 SH       SOLE                    24693
Tesco Corp                     Common Stock     88157K101      562    20700 SH       SOLE                    20700
Texas Capital Bancshares       Common Stock     88224Q107     5883   270600 SH       SOLE                   270600
Travelers                      Common Stock     792860108     4432    88047 SH       SOLE                    88047
Tuesday Morning                Common Stock     899035505     3972   441800 SH       SOLE                   441800
Ultra Petroleum                Common Stock     903914109     6010    96865 SH       SOLE                    96865
UnitedHealth                   Common Stock     91324P102     4338    89566 SH       SOLE                    89566
Universal Display              Common Stock     91347P105     1092    61651 SH       SOLE                    61651
Viacom Inc B                   Common Stock     92553P201     3987   102310 SH       SOLE                   102310
Vital Images Inc               Common Stock     92846N104     4480   229500 SH       SOLE                   229500